BUSINESS COMBINATIONS - Assets Acquired and Liabilities Assumed (Details) - Solid waste management businesses - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Net assets acquired
Cash and cash equivalents recognised as of acquisition date	$ 48.1	$ 22.4
Net working capital, including cash acquired of $48.1 million and $22.4 million, respectively	34.6	23.3
Property and equipment	614.6	1,000.1
Intangible assets	482.3	716.9
Other long-term assets		0.5
Goodwill	526.4	1,011.5
Lease obligations	(19.3)	(44.6)
Long-term debt	(64.1)
Other long-term liabilities	(8.0)	(14.7)
Landfill closure and post-closure obligations	(34.9)	(122.3)
Deferred income tax liabilities	(52.4)	(212.3)
Identifiable assets recognised	1,479.2	2,358.4
Less:Non-controlling interests	(6.0)
Net assets acquired	1,473.2	2,358.4
Acquisition-date fair value of total consideration transferred [abstract]
Share consideration issued	154.5	36.3
Cash	1,318.7	2,322.1
Consideration	$ 1,473.2	$ 2,358.4